Share based payment arrangements - Options (Details) € in Thousands				3 Months Ended
	Nov. 23, 2022 EquityInstruments	Apr. 12, 2018 EquityInstruments	Apr. 07, 2017 EquityInstruments	Mar. 31, 2023 EUR (€) EquityInstruments	Mar. 31, 2022 EUR (€)
Option Plan 2017
Share based payment arrangements [line items]
Options outstanding, ending balance (in shares)				353,400
Options exercisable (in shares)				265,050
Options granted (in shares)		93,000	279,000
Weighted-average contractual life				4 years 3 months 18 days	5 years 3 months 18 days
Expenses recognized in profit and loss | €				€ 0	€ 43
Option Plan 2022
Share based payment arrangements [line items]
Options outstanding, ending balance (in shares)				330,669
Options exercisable (in shares)				0
Options granted (in shares)	330,669
Weighted-average contractual life				9 years 8 months 12 days
Expenses recognized in profit and loss | €				€ 37